Summary of Significant Accounting Policies (Details 2) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
Trade Receivables	$ 898,009	$ 902,222
Other	342,727	35,619
Allowance for doubtful accounts	0	0
Total trade receivables, net	$ 1,240,736	$ 937,841